INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2026
INCOME TAX
Schedule of income (loss) before provision for income taxes

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US Dollars
Outside China areas	¥(27,573,933)	¥(18,976,517)	¥(28,280,145)	$(4,167,978)
China	(23,861,877)	(24,723,180)	(3,366,460)	(496,155)
Total	¥(51,435,810)	¥(43,699,697)	¥(31,646,605)	$(4,664,133)

Schedule of deferred tax assets, net

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Deferred tax assets:
Allowance for credit losses	¥595,607	¥1,217,464	$179,432
Impairment for inventory	(115,494)	(95,454)	(14,068)
Net operating loss carryforwards	26,329,235	28,020,242	4,129,673
Subtotal	26,809,348	29,142,252	4,295,037
Less: Valuation allowance	(26,529,569)	(28,862,473)	(4,253,802)
Total deferred tax assets, net	¥279,779	¥279,779	$41,235
Deferred tax liabilities:
Accelerated amortization of intangible assets	(132,891)	(132,891)	(19,586)
Gain on the previously held equity method investment	(146,888)	(146,888)	(21,649)
Total deferred tax liabilities	(279,779)	(279,779)	(41,235)
Deferred tax assets, net	¥—	¥—	$—

Schedule of NOL expiration

Twelve months ending June 30,	RMB	US Dollars
2027	¥27,137,905	$3,999,632
2028	34,868,363	5,138,961
2029	20,017,992	2,950,287
2030	7,648,744	1,127,285
2031	1,772,794	261,278
Total	¥91,445,798	$13,477,443

Schedule of reconciliation of income tax expense (benefit)

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US Dollars
Income tax benefits calculated at PRC statutory rates	¥(12,858,953)	¥(10,924,924)	¥(7,911,651)	$(1,166,033)
Nondeductible expenses and others	427,969	410,819	198,648	29,277
Effect of tax rate differential	9,080,982	8,080,498	5,372,554	791,816
Benefit of revenue exempted from enterprise income tax	19,714	12,864	5,936	875
Change in valuation allowances	3,330,318	2,422,323	2,332,904	343,828
Income tax expenses	¥30	¥1,580	¥(1,609)	$(237)

Schedule of company's income tax expense (benefit)

	For the years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US Dollars
Current income tax provision	¥30	¥1,580	¥(1,609)	$(237)
Deferred income tax benefit	—	—	—	—
Expense for income tax	¥30	¥1,580	¥(1,609)	$(237)